Financing Arrangements (Details) (USD $) In Millions, except Per Share data, unless otherwise specified	12 Months Ended					12 Months Ended						12 Months Ended		12 Months Ended		12 Months Ended		12 Months Ended		12 Months Ended		1 Months Ended	12 Months Ended		12 Months Ended			12 Months Ended			12 Months Ended		12 Months Ended				12 Months Ended		12 Months Ended			12 Months Ended		12 Months Ended		12 Months Ended		12 Months Ended				12 Months Ended				12 Months Ended		12 Months Ended
	Apr. 29, 2011	Apr. 30, 2010	Apr. 24, 2009	Apr. 29, 2011 Senior Convertible Notes [Member]	Apr. 30, 2010 Senior Convertible Notes [Member]	Apr. 29, 2011 Senior Convertible Notes Due 2011 [Member]	Apr. 30, 2010 Senior Convertible Notes Due 2011 [Member]	Apr. 29, 2011 Senior Convertible Notes Due 2013 [Member]	Apr. 30, 2010 Senior Convertible Notes Due 2013 [Member]	Apr. 29, 2011 Senior Notes 2010 Due 2015 [Member]	Apr. 30, 2010 Senior Notes 2010 Due 2015 [Member]	Apr. 29, 2011 Senior Notes 2010 Due 2020 [Member]	Apr. 30, 2010 Senior Notes 2010 Due 2020 [Member]	Apr. 29, 2011 Senior Notes 2010 Due 2040 [Member]	Apr. 30, 2010 Senior Notes 2010 Due 2040 [Member]	Apr. 29, 2011 Senior Notes 2009 Due 2014 [Member]	Apr. 30, 2010 Senior Notes 2009 Due 2014 [Member]	Apr. 29, 2011 Senior Notes 2009 Due 2019 [Member]	Apr. 30, 2010 Senior Notes 2009 Due 2019 [Member]	Apr. 29, 2011 Senior Notes 2009 Due 2039 [Member]	Apr. 30, 2010 Senior Notes 2009 Due 2039 [Member]	Sep. 30, 2010 Senior Notes 2005 Due 2010 [Member]	Apr. 29, 2011 Senior Notes 2005 Due 2010 [Member]	Apr. 30, 2010 Senior Notes 2005 Due 2010 [Member]	Apr. 29, 2011 Senior Notes 2005 Due 2015 [Member]	Apr. 30, 2010 Senior Notes 2005 Due 2015 [Member]	Apr. 29, 2011 Senior Notes 2011 [Member]	Apr. 29, 2011 Senior Notes 2011 Due 2016 [Member]	Mar. 31, 2011 Senior Notes 2011 Due 2016 [Member]	Apr. 30, 2010 Senior Notes 2011 Due 2016 [Member]	Apr. 29, 2011 Senior Notes 2011 Due 2021 [Member]	Apr. 30, 2010 Senior Notes 2011 Due 2021 [Member]	Apr. 29, 2011 Commercial Paper [Member]	Apr. 30, 2010 Commercial Paper [Member]	Apr. 29, 2011 Capital Lease Obligations [Member]	Apr. 30, 2010 Capital Lease Obligations [Member]	Apr. 29, 2011 Capital Lease Obligations, Short-term [Member]	Apr. 30, 2010 Capital Lease Obligations, Short-term [Member]	Apr. 29, 2011 Capital Lease Obligations, Long-term [Member]	Apr. 29, 2011 Bank Borrowings [Member]	Apr. 30, 2010 Bank Borrowings [Member]	Apr. 29, 2011 Bank Borrowings, Short-term [Member]	Apr. 30, 2010 Bank Borrowings, Short-term [Member]	Apr. 29, 2011 Bank Borrowings, Long-term [Member]	Apr. 30, 2010 Bank Borrowings, Long-term [Member]	Apr. 29, 2011 Contingent Convertible Debentures [Member]	Apr. 30, 2010 Contingent Convertible Debentures [Member]	Apr. 29, 2011 Interest Rate Swap [Member]	Apr. 30, 2010 Interest Rate Swap [Member]	Apr. 29, 2011 Debt Discount [Member]	Apr. 30, 2010 Debt Discount [Member]	Apr. 29, 2011 Debt Discount, Short-term [Member]	Apr. 29, 2011 Debt Discount, Long-term [Member]	Apr. 29, 2011 Gain from Interest Rate Swap Termination [Member]	Apr. 30, 2010 Gain from Interest Rate Swap Termination [Member]	Apr. 29, 2011 Syndicated Credit Facility 2014 [Member]	Apr. 29, 2011 Syndicated Credit Facility 2011 [Member]	Apr. 29, 2011 Line of Credit BTMU [Member]
Maturity date (in fiscal year)						2011		2013		2015		2020		2040		2014		2019		2039			2011		2016			2016			2021		2012				2012		2013-2025			2011-2013		2013		2012-2022		2013-2021				2011-2012	2011-2013	2011-2016
Weighted average interest rate, short-term debt							1.50%																	4.38%									0.22%				7.47%					1.25%	1.20%
Weighted average interest rate, long-term debt								1.63%	1.63%	3.00%	3.00%	4.45%	4.45%	5.55%	5.55%	4.50%	4.50%	5.60%	5.60%	6.50%	6.50%				4.75%	4.75%		2.63%			4.13%				6.28%	4.21%								5.60%	5.60%	1.25%	1.25%
Short-term borrowings	$ 1,723	$ 2,575					$ 2,200																	$ 400									$ 1,500				$ 2					$ 222	$ 65							$ (1)	$ (90)
Long-term debt	8,112	6,944						2,200	2,200	1,250	1,250	1,250	1,250	500	500	550	550	400	400	300	300				600	600		500			500				32	18				14	46					15	15	110	33	(177)	(259)			68	41
Commercial paper, weighted average interest rate	0.25%	0.21%
Bank Borrowings	201
Advances to Related Party, Short-term	236
Debt Disclosures
Debt issuance date						2006-04		2006-04		2010-03		2010-03		2010-03		2009-03		2009-03		2009-03			2005-09		2005-09			2011-03			2011-03																									2010-12-09		2007-11-02
Principal amount						2,200		2,200																			1,000		500		500																									2,250	1,750
Stated interest rate						1.50%		1.625%																				2.625%			4.125%															1.25%
Maturity date																																																								Dec. 09, 2014		Nov. 02, 2010
Maximum maturity																																	364 days
Initial conversion price (per share)				$ 56.14																																										$ 61.81
Conversion rate				18.5175
Conversion price (per share)				$ 54.00
Call option cost				1,075
Call option cost net of tax benefit				699
Warrants exercise price				$ 76.56
Proceeds from issuance of warrants				517
Warrants exercise price 2010 anti-dilution "from"					$ 75.30
Warrants exercise price 2010 anti-dilution "to"					$ 74.71
Carrying amount of equity component							420	547	547
Principal amount of the Senior Convertible Notes							2,200	2,200	2,200
Unamortized discount							(90)	(177)	(259)
Net carrying amount							2,110	2,023	1,941
Effective interest rate, convertible debt							5.97%	6.03%	6.03%
Interest cost related to contractual interest coupon						32	34	36	36
Interest cost related to amortization of the discount	171	167	154			90	90	82	79
Effective interest rate										3.00%	3.00%	4.47%	4.47%	5.56%	5.56%	4.50%	4.50%	5.61%	5.61%	6.52%	6.52%			4.43%	4.76%	4.76%		2.72%			4.19%
Convertible debt, remaining principal amount outstanding																																														15	15
Weighted average original maturity (in days)																																	73	63
Debt repayment																						400
Line of Credit Facility
Credit Available																																	2,250																									300
Increase in borrowing capacity																																																								500
Long-term Debt, by Maturity [Abstract]
2012	34
2013	2,216
2014	552
2015	1,252
2016	1,102
Thereafter	2,974
Total long-term debt	8,130
Less: Current portion of long-term debt	34
Long-term portion of long-term debt	$ 8,096